Supplement dated June 15, 2012
to the Class A, Class B, Class C, and Class P Shares Prospectus
for Principal Funds, Inc.
dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

BOND & MORTGAGE SECURITIES FUND

Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:
The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the
Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

CALIFORNIA MUNICIPAL FUND

Under the Principal Investment Strategies heading, delete the first sentence in the paragraph and substitute:
Under normal circumstances, the Fund invests at least 80% of its net assets in California municipal obligations
(securities issued by or on behalf of state or local governments and other public authorities).

Under the Principal Investment Strategies heading, delete the fourth sentence in the paragraph and substitute:
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital California Municipal Bond Index, which as of December 31, 2011 was 8.43 years.

GLOBAL REAL ESTATE SECURITIES FUND

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings for Principal Real Estate
Investors, LLC, delete the information for Chris Lepherd.

INTERNATIONAL EMERGING MARKETS FUND

Under the Principal Investment Strategies heading, delete the paragraph that begins “Here, "emerging market country" means any country which is considered” and substitute:
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund will invest in equity securities of small, medium, and large capitalization companies.

MIDCAP BLEND FUND

At the end of the first paragraph of the Principal Investment Strategies section, add the following:
The Fund may invest in foreign securities.

Add the following to the list of Principal Risks:

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

REAL ESTATE SECURITIES FUND

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings for Principal Real Estate
Investors, LLC, add the following:

· Anthony Kenkel (since 2012), Portfolio Manager

SHORT-TERM INCOME FUND

Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:
The Fund's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Add the following to the list of Principal Risks:

Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.

TAX-EXEMPT BOND FUND

Under the Principal Investment Strategies heading, delete the last sentence in the paragraph and substitute:
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Capital Municipal Bond Index, which as of December 31, 2011 was 8.08 years.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

In the table, under the column heading “Bond & Mortgage Securities” and row labeled “Hedging”, delete “Not
Applicable” and substitute “Principal.”

In the table, under the column heading “MidCap Blend” and row labeled “Foreign Securities”, delete “Non-
Principal” and substitute “Principal.”

Under the Foreign Securities heading, delete the paragraph that begins “Depending on the fund, the fund may invest in securities” and substitute:
Depending on the fund, the fund may invest in securities of developed markets, developing (also called
"emerging") markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging
Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan,
Australia, New Zealand, and most nations located in Western Europe.

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MANAGEMENT OF THE FUNDS

The Sub-Advisors
In the Principal Real Estate Investors, LLC (“Principal-REI”) section, delete references to Chris Lepherd.

PRICING OF FUND SHARES

Under the Notes: heading, delete the second and third paragraphs and substitute:
· A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Foreign securities and currencies are converted to
U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities valued outside of the
Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

FREQUENT PURCHASES AND REDEMPTIONSError! Bookmark not defined.

Delete the text under the Frequent Purchases and Redemptions heading and substitute:

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
· Disrupt the management of the Funds by:
· forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
· causing unplanned portfolio turnover;
· Hurt the portfolio performance of the Funds; and
· Increase expenses of the Funds due to:
· increased broker-dealer commissions and
· increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those
Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.

The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the
Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal
LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the Funds.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
· Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
· Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
· Limiting the number of exchanges during a year; and
· Taking other such action as directed by the Fund.

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The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder written notice in this instance.

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